Note 7 - Mortgage Servicing Rights, Net (Details) - Risk Characteristics of Loans Being Serviced (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Original Term Thirty Year Fixed Rate [Member]
Original term:
Loan Principal Balance (in Dollars)	$ 205,032
Weighted Average Interest Rate	4.30%
Weighted Average Remaining Term	299 months
Number of Loans	1,758
Original Term Fifteen Year Fixed Rate [Member]
Original term:
Loan Principal Balance (in Dollars)	110,912
Weighted Average Interest Rate	3.33%
Weighted Average Remaining Term	140 months
Number of Loans	1,256
Adjustable Rate [Member]
Original term:
Loan Principal Balance (in Dollars)	$ 181
Weighted Average Interest Rate	3.96%
Weighted Average Remaining Term	318 months
Number of Loans	3